Parent company accounts - Cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Reconciliation of profit before tax to net cash flows from operating activities:
Profit/(loss) before tax	£ 5,418	[1]	£ 3,075		£ 3,112
Adjustment for non-cash items:
Credit impairment (releases)/charges	(277)	[1]	3,377		1,202
Depreciation, amortisation and impairment of property, plant, equipment and intangibles	683	[1]	441		459
Other provisions, including pensions	85	[1]	634		417
Net profit on disposal of investments and property, plant and equipment	12	[1]	(119)		(84)
Other non-cash movements including exchange rate movements	1,968	[1]	(2,362)		(742)
Net decrease/(increase) in cash collateral and settlement balances	3,633	[1]	4,098		(5,762)
Net (increase)/decrease in loans and advances at amortised cost	(7,190)	[1]	7,142		3,937
Net decrease/(increase) in reverse repurchase agreements and other similar secured lending	5,804	[1]	(7,250)		(118)
Net increase in deposits at amortised cost	18,132	[1]	31,148		14,544
Net increase/(decrease) in debt securities in issue	18,965	[1]	(4,113)		(5,762)
Net increase/(decrease) in repurchase agreements and other similar secured borrowing	2,326	[1]	8,411		(5,346)
Net increase in derivative financial instruments	(3,655)	[1]	(1,604)		2,390
Net increase in trading portfolio assets	(19,207)	[1]	(14,327)		(9,299)
Net increase/(decrease) in trading portfolio liabilities	7,152	[1]	10,927		(1,402)
Net (increase)/decrease in financial assets and liabilities at fair value through the income statement	(14,960)	[1]	2,889		2,485
Net increase in other assets	(2,235)	[1]	(93)		(44)
Net increase/(decrease) in other liabilities	2,082	[1]	13		(991)
Corporate income tax (paid)/received	(1,239)	[1]	(12)		894
Net cash from operating activities	17,497	[1]	42,275		(110)
Net cash from investing activities
Purchase of debt securities at amortised cost	(6,931)	[1]	(7,890)		(8,565)
Proceeds from sale or redemption of debt securities at amortised cost	2,424	[1]	3,527		1,305
Purchase of financial assets at fair value through other comprehensive income	(44,058)	[1]	(57,640)		(67,056)
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income	47,601	[1]	53,367		67,743
Purchase of property, plant and equipment and intangibles	(758)	[1]	(303)		(610)
Disposal of subsidiaries and associates, net of cash disposed	65	[1]	736		617
Other cash flows associated with investing activities	4	[1]	11		95
Net cash from investing activities	(1,653)	[1]	(8,192)		(6,471)
Net cash from financing activities
Dividends paid and other coupon payments on equity instruments	(1,452)	[1]	(982)		(934)
Issuance of subordinated liabilities	9,099	[1]	3,856		6,785
Redemption of subordinated liabilities	(7,241)	[1]	(4,746)		(6,574)
Issue of shares and other equity instruments	1,072	[1]	1,134		2,292
Repurchase of shares and other equity instruments	0	[1]	(903)		(1,970)
Vesting of shares under employee share schemes	(356)	[1]	(300)		(349)
Net cash from financing activities	1,122	[1]	(1,941)		(750)
Effect of exchange rates on cash and cash equivalents	(4,231)	[1]	1,669		(3,345)
Net increase/(decrease) in cash and cash equivalents	12,735	[1]	33,811		(10,676)
Cash and cash equivalents at beginning of year	173,125	[1]	139,314		149,990
Cash and cash equivalents at end of year	185,860	[1]	173,125	[1]	139,314
Cash and balances at central banks	169,085	[1]	155,902		125,940
Loans and advances to banks with original maturity less than three months	6,473	[1]	7,281		8,158
Cash collateral balances with central banks with original maturity less than three months	9,690	[1]	9,086		4,736
Short-term investments, classified as cash equivalents	612	[1]	856		480
Cash and cash equivalents	185,860	[1]	173,125	[1]	139,314
Barclays Bank PLC
Reconciliation of profit before tax to net cash flows from operating activities:
Profit/(loss) before tax	3,323	[2]	2,155		2,018
Adjustment for non-cash items:
Credit impairment (releases)/charges	(414)	[3]	1,577		235
Depreciation, amortisation and impairment of property, plant, equipment and intangibles	331	[3]	66		67
Other provisions, including pensions	75	[3]	505		268
Net profit on disposal of investments and property, plant and equipment	(49)	[3]	(397)		(128)
Other non-cash movements including exchange rate movements	1,109	[3]	(2,045)		1,203
Net decrease/(increase) in cash collateral and settlement balances	313	[3]	1,863		(7,110)
Net (increase)/decrease in loans and advances at amortised cost	(10,255)	[3]	(29,049)		5,483
Net decrease/(increase) in reverse repurchase agreements and other similar secured lending	6,553	[3]	(6,596)		1,551
Net increase in deposits at amortised cost	14,571	[3]	32,059		9,614
Net increase/(decrease) in debt securities in issue	15,364	[3]	(2,662)		(12,454)
Net increase/(decrease) in repurchase agreements and other similar secured borrowing	1,480	[3]	18,537		899
Net increase in derivative financial instruments	(1,827)	[3]	(860)		(3,863)
Net increase in trading portfolio assets	(12,635)	[3]	(5,010)		(5,599)
Net increase/(decrease) in trading portfolio liabilities	2,023	[3]	2,963		(1,496)
Net (increase)/decrease in financial assets and liabilities at fair value through the income statement	(9,579)	[3]	18,799		7,290
Net increase in other assets	(1,989)	[3]	(83)		(349)
Net increase/(decrease) in other liabilities	1,557	[3]	380		(1,006)
Corporate income tax (paid)/received	(373)	[3]	354		919
Net cash from operating activities	9,578	[3]	32,556		(2,458)
Net cash from investing activities
Purchase of debt securities at amortised cost	(5,442)	[3]	(7,129)		(7,688)
Proceeds from sale or redemption of debt securities at amortised cost	1,278	[3]	3,054		232
Purchase of financial assets at fair value through other comprehensive income	(37,842)	[3]	(51,368)		(61,877)
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income	41,544	[3]	47,254		62,915
Purchase of property, plant and equipment and intangibles	(20)	[3]	(27)		(139)
Disposal of subsidiaries and associates, net of cash disposed	65	[3]	736		587
Increase in investment in subsidiaries	(1,473)	[3]	(1,907)		(1,494)
Other cash flows associated with investing activities	0	[3]	8		0
Net cash from investing activities	(1,890)	[3]	(9,379)		(7,464)
Net cash from financing activities
Dividends paid and other coupon payments on equity instruments	(1,616)	[3]	(1,134)		(1,113)
Issuance of subordinated liabilities	8,788	[3]	3,700		6,627
Redemption of subordinated liabilities	(7,095)	[3]	(4,580)		(6,402)
Issue of shares and other equity instruments	1,072	[3]	3,075		2,292
Repurchase of shares and other equity instruments	0	[3]	(903)		(1,970)
Vesting of shares under employee share schemes	(356)	[3]	(300)		(349)
Net cash from financing activities	793	[3]	(142)		(915)
Effect of exchange rates on cash and cash equivalents	(2,913)	[3]	1,169		(2,753)
Net increase/(decrease) in cash and cash equivalents	5,568	[3]	24,204		(13,590)
Cash and cash equivalents at beginning of year	153,491	[3]	129,287		142,877
Cash and cash equivalents at end of year	159,059	[3]	153,491	[3]	129,287
Cash and balances at central banks	144,964	[3]	133,386		112,287
Loans and advances to banks with original maturity less than three months	3,793	[3]	10,174		11,823
Cash collateral balances with central banks with original maturity less than three months	9,690	[3]	9,086		4,736
Short-term investments, classified as cash equivalents	612	[3]	845		441
Cash and cash equivalents	£ 159,059	[3]	£ 153,491	[3]	£ 129,287

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[3]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.